Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity	The following table summarizes RSU activity during the nine months ended September 30, 2022:

	Shares	Weighted- Average Grant-Date Fair Value
RSUs outstanding at December 31, 2021	3,887,750	$8.85
Granted	85,040	$4.00
Forfeited	(296,250)	$8.71
Vested	(771,525)	$8.90

RSUs outstanding at September 30, 2022	2,905,015	$8.35

Summary of Stock Option Activity	The following table summarizes stock option activity during the nine months ended September 30, 2022:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2021	—	$—	—
Granted	4,299,373	$3.80
Forfeited	(49,200)	$3.53

Options outstanding at September 30, 2022	4,250,173	$3.81	9.5

Options exercisable at September 30, 2022	—	$—	—

Summary of Weighted-Average Assumptions used to Estimate Fair Value of Stock Options Granted
The weighted-average assumptions used to estimate the fair value of stock options granted during the nine months ended September 30, 2022 were as follows:

Expected term (in years)	6.1
Volatility	63.8%
Risk-free rate	3.5%
Dividend yield	0.0%